Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss

Note 15 Financial Assets at Fair Value Through Profit or Loss

Classification of Financial Assets at Fair Value through Profit or Loss

The Company classifies equity investments for which it has not elected to recognize fair value gains and losses through OCI as financial assets at fair value through profit or loss (FVPL).

Financial assets measured at FVPL include the following:

	December 31,	December 31,
(in U.S. dollars)	2024	2023
US unlisted equity securities	$—	$16,666,665

On January 31, 2022, NOVONIX Limited entered into a Securities Purchase Agreement with KORE Power, Inc. (“KORE Power”) a U.S. based developer of battery cell technology for the clean energy industry, under which NOVONIX Limited acquired 3,333,333 shares of KORE Power Common Stock at an issue price of $7.50 per share, representing approximately 5% of the common equity of KORE Power. The consideration for the shares in KORE Power totaled $25 million (AUD $35,131,550) and was settled through a combination of 50% cash and 50% through the issue of 1,974,723 ordinary shares in NOVONIX Limited.

The equity investment was revalued in 2022 to $5.00 per share, which was the share price for a significant capital raise undertaken by KORE Power in November 2022. At December 31, 2024, the investment in KORE Power represents approximately 3.7% of the common equity of KORE Power.

Amounts Recognized in Profit or Loss

During the year ended December 31, 2024, the Company recognized a loss in the consolidated statement of profit or loss and other comprehensive income related to equity investments held at FVPL as a result of the fair value measurement described in the Valuation Techniques using Significant Unobservable Inputs – Level 3 section below.

Fair Value Hierarchy

U.S. unlisted equity securities are classified as a Level 3 fair value in the fair value hierarchy as one or more of the significant inputs is not based on observable market data.

The following table presents the changes in level 3 instruments during the year ended December 31, 2024 (in U.S. dollars):

	December 31,	December 31,
	2024	2023
Opening balance	$16,666,665	$16,490,271
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	(15,308,187)	—
Exchange difference	(1,358,478)	176,394
Balance at December 31, 2024	$—	$16,666,665

There were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the year. The Company’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Valuation Techniques using Significant Unobservable Inputs – Level 3

This category includes assets where the valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). Unobservable inputs are those not readily available in an active market due to market illiquidity or complexity of the product. These inputs are generally derived and extrapolated from observable inputs to match the risk profile of the financial instrument, and are calibrated against current market assumptions, historic transactions and economic models, where available.

In 2022, the primary approach used in the determination of the fair value of the investment in KORE Power was with reference to the pricing of significant external capital raising activity undertaken by KORE Power. The most recent significant external capital raising undertaken by KORE Power was in November 2022 and no further capital raising has occurred in the year ended December 31, 2023.

In December 2024, the Company considered available information produced by management of KORE Power as well as factors impacting KORE Power’s operations and concluded that the fair value of the investment had been reduced to nil. This was further confirmed by KORE Power’s decision to cancel its plans to develop its KOREPlex battery manufacturing facility in Buckeye, Arizona and the resignation of its CEO, announced on January 31, 2025.